Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	157,628	$ 3,441,019

Airlines - 0.7%
Frontier Group Holdings, Inc. (A)	251,492	3,289,515

Auto Components - 0.6%
Stoneridge, Inc. (A)	136,674	2,579,038

Automobiles - 0.9%
Winnebago Industries, Inc. (B)	68,088	4,393,038

Banks - 18.7%
Ameris Bancorp	102,798	5,068,969
Associated Banc-Corp.	188,320	4,500,848
Atlantic Union Bankshares Corp.	123,433	5,026,192
Banner Corp.	77,699	4,825,885
ConnectOne Bancorp, Inc.	185,586	5,940,608
Customers Bancorp, Inc. (A)	120,747	7,039,550
Enterprise Financial Services Corp.	84,960	4,208,918
FB Financial Corp.	112,897	5,026,174
First Bancorp	105,093	4,614,634
Great Western Bancorp, Inc.	138,576	4,279,227
Hancock Whitney Corp.	107,848	5,685,747
Metropolitan Bank Holding Corp. (A)	36,772	3,677,200
National Bank Holdings Corp., Class A	118,604	5,384,622
OceanFirst Financial Corp.	220,119	4,996,701
Texas Capital Bancshares, Inc. (A)	90,367	5,666,011
United Community Banks, Inc.	142,523	5,043,889
Veritex Holdings, Inc.	157,396	6,319,449

		87,304,624

Biotechnology - 1.0%
Coherus Biosciences, Inc. (A) (B)	380,282	4,700,286

Building Products - 0.8%
Griffon Corp.	169,009	3,784,112

Chemicals - 1.0%
Cabot Corp.	82,273	4,524,192

Commercial Services & Supplies - 2.5%
BrightView Holdings, Inc. (A)	272,856	3,620,799
MillerKnoll, Inc.	113,456	4,381,671
VSE Corp.	72,103	3,719,073

		11,721,543

Communications Equipment - 0.5%
Casa Systems, Inc. (A)	565,335	2,504,434

Construction & Engineering - 1.3%
Great Lakes Dredge & Dock Corp. (A)	145,955	1,998,124
Tutor Perini Corp. (A)	335,030	3,986,857

		5,984,981

Construction Materials - 1.0%
Summit Materials, Inc., Class A (A)	126,602	4,501,967

Containers & Packaging - 0.6%
Pactiv Evergreen, Inc.	266,686	2,920,212

Diversified Consumer Services - 1.2%
H&R Block, Inc.	245,903	5,621,343

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.8%
GrafTech International Ltd.	346,157	$ 3,627,725

Energy Equipment & Services - 1.2%
Liberty Oilfield Services, Inc., Class A (A)	452,968	5,480,913

Entertainment - 2.5%
IMAX Corp. (A)	249,482	4,303,564
Lions Gate Entertainment Corp., Class B (A)	510,550	7,443,819

		11,747,383

Equity Real Estate Investment Trusts - 11.2%
Apple Hospitality, Inc.	310,095	5,001,832
CareTrust, Inc., REIT	196,014	4,157,457
CatchMark Timber Trust, Inc., Class A	401,893	3,295,523
Centerspace	48,483	4,624,309
Community Healthcare Trust, Inc.	83,513	3,786,479
Easterly Government Properties, Inc.	239,460	5,021,476
EPR Properties	112,563	4,949,395
NexPoint Residential Trust, Inc.	67,057	5,317,620
Outfront Media, Inc.	161,922	4,022,142
Pebblebrook Hotel Trust	191,783	4,152,102
Summit Hotel Properties, Inc. (A)	343,325	3,234,122
Sunstone Hotel Investors, Inc. (A)	429,697	4,859,873

		52,422,330

Food & Staples Retailing - 1.7%
Andersons, Inc.	66,913	2,549,385
Sprouts Farmers Market, Inc. (A)	195,337	5,301,446

		7,850,831

Food Products - 0.6%
Dole PLC	194,403	2,630,273

Gas Utilities - 0.9%
Southwest Gas Holdings, Inc.	60,416	4,119,163

Health Care Equipment & Supplies - 1.5%
Lantheus Holdings, Inc. (A)	273,137	6,940,411

Health Care Providers & Services - 3.1%
AMN Healthcare Services, Inc. (A)	54,763	5,549,682
Patterson Cos., Inc.	126,953	3,642,282
Premier, Inc., Class A	134,398	5,136,692

		14,328,656

Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc. (A)	141,270	4,691,577

Household Durables - 4.2%
Century Communities, Inc.	91,624	6,033,441
MDC Holdings, Inc.	86,360	4,377,588
Taylor Morrison Home Corp. (A)	132,629	4,070,384
Tupperware Brands Corp. (A)	162,248	2,501,864
Universal Electronics, Inc. (A)	76,778	2,724,851

		19,708,128

Insurance - 4.1%
Argo Group International Holdings Ltd.	62,932	3,573,279
Hanover Insurance Group, Inc.	33,450	4,614,762
Horace Mann Educators Corp.	28,444	1,081,156
James River Group Holdings Ltd.	186,422	5,279,471
Selective Insurance Group, Inc.	57,535	4,539,512

		19,088,180

Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.0%
Meritor, Inc. (A)	183,449	$ 4,228,499
Wabash National Corp.	272,274	5,342,016

		9,570,515

Media - 1.7%
Gray Television, Inc.	259,059	5,401,380
Thryv Holdings, Inc. (A) (B)	84,625	2,744,389

		8,145,769

Metals & Mining - 0.7%
Carpenter Technology Corp.	120,759	3,468,198

Mortgage Real Estate Investment Trusts - 3.2%
Ladder Capital Corp.	397,337	4,724,337
New Residential Investment Corp.	460,571	4,905,081
Redwood Trust, Inc.	432,330	5,330,629

		14,960,047

Multi-Utilities - 2.0%
Avista Corp.	100,043	4,447,912
Black Hills Corp.	35,566	2,409,241
NorthWestern Corp. (B)	39,811	2,313,815

		9,170,968

Oil, Gas & Consumable Fuels - 6.8%
Brigham Minerals, Inc., Class A	222,947	4,824,573
Callon Petroleum Co. (A) (B)	88,693	4,384,982
CNX Resources Corp. (A)	322,630	4,784,603
Delek US Holdings, Inc. (A)	165,205	2,563,982
Northern Oil & Gas, Inc.	199,891	4,701,436
Ranger Oil Corp., Class A (A)	129,373	4,011,857
Renewable Energy Group, Inc. (A)	93,297	3,756,137
Scorpio Tankers, Inc. (B)	197,410	2,686,750

		31,714,320

Paper & Forest Products - 0.7%
Neenah, Inc.	73,024	3,366,406

Pharmaceuticals - 0.8%
Collegium Pharmaceutical, Inc. (A)	223,051	3,981,460

Road & Rail - 1.0%
Ryder System, Inc.	60,856	4,454,051

Semiconductors & Semiconductor Equipment - 2.5%
Alpha & Omega Semiconductor Ltd. (A)	99,815	4,494,670
SMART Global Holdings, Inc. (A) (B)	126,253	7,241,872

		11,736,542

Software - 3.6%
A10 Networks, Inc.	369,793	5,472,936
Avaya Holdings Corp. (A)	237,657	4,330,111
Ebix, Inc. (B)	134,625	4,091,254
Xperi Holding Corp.	181,869	3,068,130

		16,962,431

Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (A)	40,335	6,492,725
MarineMax, Inc. (A)	100,864	4,746,660
Urban Outfitters, Inc. (A)	131,583	3,779,064

		15,018,449

Textiles, Apparel & Luxury Goods - 0.7%
Oxford Industries, Inc.	40,670	3,350,801

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 4.8%
Air Lease Corp.	110,159	$ 4,385,430
GATX Corp.	51,622	5,391,918
GMS, Inc. (A)	149,433	7,647,981
Rush Enterprises, Inc., Class A	90,809	4,796,531

		22,221,860

Total Common Stocks (Cost $374,795,549)		458,027,691

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.00% (C), dated 01/31/2022, to be repurchased at $9,039,028 on 02/01/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2028, and with a value of $9,219,822.	$ 9,039,028	9,039,028

Total Repurchase Agreement (Cost $9,039,028)		9,039,028

Total Investments (Cost $383,834,577)		467,066,719
Net Other Assets (Liabilities) - 0.1%		477,626

Net Assets - 100.0%		$ 467,544,345

Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$458,027,691	$—	$—	$458,027,691
Repurchase Agreement	—	9,039,028	—	9,039,028

Total Investments	$458,027,691	$9,039,028	$—	$467,066,719

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,868,525, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $24,455,692. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4